Income and social contribution taxes - Reconciliation of the effects of income tax and social contribution on profit or loss (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Net income (loss) before taxes	R$ (6,947,851)	R$ 14,380,751
Income tax and social contribution benefit (expense) at statutory nominal rate of 34%	2,362,269	(4,889,455)
Taxation (difference) on profit of associates in Brazil and abroad	1,017,293	815,768
Equity method	(1,195)	143
Thin capitalization		(27,114)
Credit related to Reintegra Program	4,807	3,694
Director bonuses	(9,347)	(3,481)
Tax incentives	26,912	41,769
Donations/Fines – Other	1,626	(1,659)
Total tax expense (income)	3,402,366	(4,060,335)
Current	(370,788)	(193,265)
Deferred	2,852,815	(2,830,430)
Total Income Tax Expense income	2,482,027	(3,023,695)
Current	(99,416)	(17,738)
Deferred	1,019,755	(1,018,902)
Total Social Contribution Expense Income	R$ 920,339	R$ (1,036,640)
Effective rate of income and social contribution tax expenses	48.97%	28.23%